SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 2,695	$ 2,774
Addition during the period
Impairment during the period
Translation adjustment	(74)	(79)
Goodwill, ending balance	$ 2,621	$ 2,695